Business segment information (Tables)	12 Months Ended
Mar. 31, 2014
Schedule of Segment Reporting Information, by Segment

The information below for reportable segments is derived from the internal management reporting systems. Management does not use information on segments’ assets to allocate resources and assess performance and has not prepared information on segment assets. Accordingly, information on segment assets is not available.

	The former MHBK (Consolidated)
		The former MHBK (Non-consolidated)							The former MHIS (Consolidated)	Others
2012(1)	Total	Total	Personal Banking (a)	Retail Banking (b)	Corporate Banking (Large Corporations) (c)	Corporate Banking (d)	Financial Institution & Public Sector Business (e)	Trading and others (f)	(g)	(h)
	(in billions of yen)
Gross profits:
Net interest income (expense)	583.9	545.4	224.3	95.1	17.8	118.6	22.2	67.4	0.7	37.8
Net noninterest income	305.8	253.3	32.1	41.0	19.0	68.2	8.6	84.4	43.9	8.6

Total	889.7	798.7	256.4	136.1	36.8	186.8	30.8	151.8	44.6	46.4
General and administrative expenses	608.5	556.4	218.6	108.2	18.5	86.4	14.5	110.2	40.9	11.2
Others	(14.0)	—	—	—	—	—	—	—	—	(14.0)

Net business profits (losses)	267.2	242.3	37.8	27.9	18.3	100.4	16.3	41.6	3.7	21.2

	The former MHCB (Consolidated)									MHTB (Consolidated)	Others	MHFG (Consolidated)
		The former MHCB (Non-consolidated)						The former MHSC (Consolidated)	Others
2012(1)	Total	Total	Corporate Banking (Large Corporations) (i)	Corporate Banking (j)	Financial Institution & Public Sector Business (k)	Inter- national Banking (l)	Trading and others (m)	(n)	(o)	(p)	(q)	Total
(in billions of yen)
Gross profits:
Net interest income (expense)	468.3	395.0	150.6	2.7	18.1	90.3	133.3	(8.1)	81.4	42.5	(6.4)	1,088.3
Net noninterest income	449.4	286.8	114.4	1.1	15.8	86.9	68.6	151.7	10.9	104.8	54.8	914.8

Total	917.7	681.8	265.0	3.8	33.9	177.2	201.9	143.6	92.3	147.3	48.4	2,003.1
General and administrative expenses	465.4	244.9	75.6	1.3	11.6	60.3	96.1	192.9	27.6	92.3	40.1	1,206.3
Others	(52.1)	—	—	—	—	—	—	(0.1)	(52.0)	(3.7)	(7.9)	(77.7)

Net business profits (losses)	400.2	436.9	189.4	2.5	22.3	116.9	105.8	(49.4)	12.7	51.3	0.4	719.1

	The former MHBK (Consolidated)
		The former MHBK (Non-consolidated)							Others
2013(1)(2)(4)	Total	Total	Personal Banking (a)	Retail Banking (b)	Corporate Banking (Large Corporations) (c)	Corporate Banking (d)	Financial Institution & Public Sector Business (e)	Trading and others (f)	(g)
	(in billions of yen)
Gross profits:
Net interest income (expense)	550.6	513.8	219.2	83.3	14.9	106.1	19.9	70.4	36.8
Net noninterest income	360.3	313.7	33.9	42.3	19.3	70.7	11.0	136.5	46.6

Total	910.9	827.5	253.1	125.6	34.2	176.8	30.9	206.9	83.4
General and administrative expenses	568.2	524.4	218.6	113.7	11.6	73.2	14.3	93.0	43.8
Others	(7.4)	—	—	—	—	—	—	—	(7.4)

Net business profits (losses)	335.3	303.1	34.5	11.9	22.6	103.6	16.6	113.9	32.2

2013(1)(2)(4)	The former MHCB (Consolidated)									MHTB (Consolidated)	Others	MHFG (Consolidated)
		The former MHCB (Non-consolidated)						MHSC (Consolidated)	Others
	Total	Total	Corporate Banking (Large Corporations) (h)	Corporate Banking (i)	Financial Institution & Public Sector Business (j)	Inter- national Banking (k)	Trading and others (l)	(m)	(n)	(o)	(p)	Total
(in billions of yen)
Gross profits:
Net interest income (expense)	486.1	401.7	140.9	0.5	16.3	108.2	135.8	(1.8)	86.2	39.5	(0.3)	1,075.9
Net noninterest income	572.8	333.4	103.3	0.2	13.2	104.7	112.0	229.0	10.4	105.0	57.7	1,095.8

Total	1,058.9	735.1	244.2	0.7	29.5	212.9	247.8	227.2	96.6	144.5	57.4	2,171.7
General and administrative expenses	471.9	241.1	76.8	1.3	12.2	66.6	84.2	197.1	33.7	90.1	40.8	1,171.0
Others	(50.0)	—	—	—	—	—	—	—	(50.0)	(3.5)	(27.6)	(88.5)

Net business profits (losses)	537.0	494.0	167.4	(0.6)	17.3	146.3	163.6	30.1	12.9	50.9	(11.0)	912.2

2014(1)(2)(3)(4)	MHBK (Consolidated)										MHTB (Consolidated)	MHSC (Consolidated)	Others	MHFG (Consolidated)
		MHBK (Non-consolidated)								Others
	Total	Total	Personal Banking (a)	Retail Banking (b)	Corporate Banking (Large Corporations) (c)	Corporate Banking (d)	Financial Institution & Public Sector Business (e)	Inter- national Banking (f)	Trading and others (g)	(h)	(i)	(j)	(k)	Total
(in billions of yen)
Gross profits:
Net interest income	933.8	800.1	165.0	59.8	170.2	77.9	30.7	128.9	167.6	133.7	40.2	2.9	131.4	1,108.3
Net noninterest income (expenses)	407.4	398.2	32.9	34.8	126.7	51.8	20.1	139.8	(7.9)	9.2	108.1	283.9	127.6	927.0

Total	1,341.2	1,198.3	197.9	94.6	296.9	129.7	50.8	268.7	159.7	142.9	148.3	286.8	259.0	2,035.3
General and administrative expenses	711.3	659.0	171.3	87.8	83.8	58.8	25.1	82.5	149.7	52.3	90.9	246.2	180.9	1,229.3
Others	(56.1)	—	—	—	—	—	—	—	—	(56.1)	(2.9)	—	(2.7)	(61.7)

Net business profits	573.8	539.3	26.6	6.8	213.1	70.9	25.7	186.2	10.0	34.5	54.5	40.6	75.4	744.3

Notes:

(1)	As for the fiscal year ended March 31, 2012, “Others (h)”, “Others (o)”, and “Others (q)” include elimination of transactions between consolidated subsidiaries. As for the fiscal year ended March 31, 2013, “Others (g)”, “Others (n)”, and “Others (p)” include elimination of transactions between consolidated subsidiaries. As for the fiscal year ended March 31, 2014, “Others (h)” and “Others (k)” include elimination of transactions between consolidated subsidiaries.
(2)	Beginning on April 1, 2013, the MHFG Group moved to a new group operational structure and realigned the reportable segments to reflect the new organizational structure. In addition, new allocation methods have been applied to the calculation of “Gross profits” and “General and administrative expenses”. Figures for the fiscal year ended March 31, 2013 have been reclassified under the new allocation methods. The effect of the change of allocation methods is not significant.
(3)	As for the fiscal year ended March 31, 2014, “MHBK (Non-consolidated)” represents the sum of the performance of the former MHCB for the first quarter and the new MHBK for the second, third, and fourth quarters, while “Others (h)” includes the performance of the former MHBK for the first quarter, in light of the merger of the former MHBK and the former MHCB conducted in July 2013.
(4)	Beginning on April 1, 2013, MHSC was turned into a directly-held subsidiary of MHFG. As for the fiscal year ended March 31, 2013, “MHSC (Consolidated) (m)” represents the performance of the former MHSC for the first three quarters and the new MHSC for the fourth quarter, while “Others (g)” includes the performance of the former MHIS for the first three quarters. As for the fiscal year ended March 31, 2014, “MHSC (Consolidated) (j)” represents the performance of the new MHSC, in light of the merger of the former MHSC and the former MHIS conducted in January 2013.

Aggregation of MHBK and MHCB

2012	MHBK and MHCB
	Personal Banking (a)	Retail Banking (b)	Corporate Banking (Large Corporations) (c)	Corporate Banking (d)	Financial Institution & Public Sector Business (e)	International Banking (f)	Trading and others (g)	Total
	(in billions of yen)
Gross profits:
Net interest income	224.3	95.1	168.4	121.3	40.3	90.3	200.7	940.4
Net noninterest income	32.1	41.0	133.4	69.3	24.4	86.9	153.0	540.1

Total	256.4	136.1	301.8	190.6	64.7	177.2	353.7	1,480.5
General and administrative expenses	218.6	108.2	94.1	87.7	26.1	60.3	206.3	801.3
Others	—	—	—	—	—	—	—	—

Net business profits	37.8	27.9	207.7	102.9	38.6	116.9	147.4	679.2

2013	MHBK and MHCB
	Personal Banking (a)	Retail Banking (b)	Corporate Banking (Large Corporations) (c)	Corporate Banking (d)	Financial Institution & Public Sector Business (e)	International Banking (f)	Trading and others (g)	Total
	(in billions of yen)
Gross profits:
Net interest income	219.2	83.3	155.8	106.6	36.2	108.2	206.2	915.5
Net noninterest income	33.9	42.3	122.6	70.9	24.2	104.7	248.5	647.1

Total	253.1	125.6	278.4	177.5	60.4	212.9	454.7	1,562.6
General and administrative expenses	218.6	113.7	88.4	74.5	26.5	66.6	177.2	765.5
Others	—	—	—	—	—	—	—	—

Net business profits	34.5	11.9	190.0	103.0	33.9	146.3	277.5	797.1

2014	MHBK and MHCB
	Personal Banking (a)	Retail Banking (b)	Corporate Banking (Large Corporations) (c)	Corporate Banking (d)	Financial Institution & Public Sector Business (e)	International Banking (f)	Trading and others (g)	Total
	(in billions of yen)
Gross profits:
Net interest income	218.5	80.0	172.7	103.3	35.4	128.9	185.0	923.8
Net noninterest income	41.6	45.3	131.4	64.7	22.3	139.8	15.2	460.3

Total	260.1	125.3	304.1	168.0	57.7	268.7	200.2	1,384.1
General and administrative expenses	226.4	116.7	87.2	77.7	29.0	82.5	171.6	791.1
Others	—	—	—	—	—	—	—	—

Net business profits	33.7	8.6	216.9	90.3	28.7	186.2	28.6	593.0

Note:	The former MHBK and the former MHCB merged on July 1, 2013. Figures for the fiscal years ended March 31, 2012 and 2013 represent the simple aggregation of the performance of the former MHBK and the former MHCB, and figures for the fiscal year ended March 31, 2014 represent the simple aggregation of the performance of the former MHBK and the former MHCB for the first quarter, and the new MHBK for the second, third, and fourth quarters. Beginning on April 1, 2013, the MHFG Group moved to a new group operational structure and realigned the reportable segments to reflect the new organizational structure. In addition, new allocation methods have been applied to the calculation of “Gross profits” and “General and administrative expenses”. Figures for the fiscal year ended March 31, 2013 have been reclassified under the new allocation methods.

Reconciliation of Operating Profit (Loss) from Segments to Consolidated

A reconciliation of total net business profits under the internal management reporting system for the fiscal years ended March 31, 2012, 2013, and 2014 presented above to Income before income tax expense shown on the consolidated statements of income is as follows:

	2012	2013	2014
	(in billions of yen)
Net business profits	719.1	912.2	744.3

U.S. GAAP adjustments	87.2	129.2	(325.4)
(Provision) credit for loan losses	23.0	(139.9)	126.2
Net gains (losses) related to equity investments	(90.5)	28.2	178.7
Non-recurring personnel expense	(39.3)	(23.5)	(14.8)
Gains on disposal of premises and equipment	19.9	12.4	10.5
(Provision) credit for losses on off-balance-sheet instruments	1.2	(4.6)	(12.1)
Others—net	(57.8)	(28.8)	18.9

Income before income tax expense	662.8	885.2	726.3